Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of Future minimum payments under non-cancelable leases

Operating
Lease
Commitments
Year ended December 31,
2021	$4,528
2022	2,498
2023	2,368
2024	2,439
2025	2,513
Thereafter	11,795
Future minimum lease payments	$26,141